SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended				9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Net Income (Loss) - Basic and Diluted	$ (398,432)			$ (113,899)	$ (48,488)	$ (1,197,713)
Weighted Average Shares Outstanding
Weighted Average Number of Shares Outstanding, Basic	5,640,473			5,600,953	5,639,015	5,181,896
Weighted Average Number of Shares Outstanding, Diluted	5,640,473			5,600,953	5,639,015	5,181,896
Earnings Per Share, Basic	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.23)
Earnings Per Share, Diluted	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.23)